INCOME TAXES (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Subsequent Events [Abstract]
U.S. operations					$ 1,488,351	$ 425,639
Foreign operations					297,107	137,323
Total	$ 84,252	$ 438,398	$ 322,997	$ 1,204,120	1,785,458	562,962
Current:
Federal					1,426,303	274,229
States					122,052	64,861
Foreign					256,195	179,709
Total current					1,804,550	518,799
Deferred:
Federal					(56,397)	94,273
States					(3,607)	(7,723)
Foreign					40,912	(42,387)
Total deferred					$ (19,092)	$ 44,163